SHARE-BASED PAYMENTS - Share option plan changes (Details) - Share options Options in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Options	Dec. 31, 2016 CAD ($) Options
Number and weighted average exercise prices of share options
Balance at January 1 | Options	12,429	13,513
Granted | Options	1,669	1,872
Exercised | Options	(265)	(708)
Forfeited | Options	(1,567)	(1,300)
Expired | Options	(93)	(948)
Outstanding at end of period | Options	12,173	12,429
Exercisable at end of period | Options	8,539	7,911
Balance at January 1	$ 6.95	$ 7.57
Granted	5.06	4.17
Exercised	4.09	5.17
Forfeited	8.74	6.57
Expired	7.38	12.17
Outstanding at end of period	6.52	6.95
Weighted average exercise price at end of period	7.41	$ 8.51
Weighted average share price at the date of exercise	$ 5.51